Earnings (Loss) per Share (Detail) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Jun. 28, 2013
Earnings (Loss) per Share [Abstract]
Distribution ratio	0.125		0.125		0.125			0.125
Weighted-average shares for basic earnings (loss) per share (in shares)	58.2	57.7	58.0	57.7	57.7	57.7	57.7
Effect of share options and restricted shares (in shares)	0.9	0	0.7	0	0.1	0	0
Weighted-average shares for diluted earnings (loss) per share (in shares)	59.1	57.7	58.7	57.7	57.8	57.7	57.7
Antidilutive securities excluded from weighted-average shares (in shares)					0.5